Share-Based Compensation - Summary Of Total Remaining Unrecognized Compensation Cost (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Total Unrecognized Compensation Cost
Stock Options	$ 4.9
Restricted Share Units and Restricted Stock	44.7
Total	$ 49.6
Stock options [Member]
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	7 months 6 days
Restricted Stock And Restricted Stock Unit [Member]
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	1 year